Share-based compensation	12 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation

15 Share-based compensation

	Years Ended June 30,
	2025	2024	2023
	US$	US$	US$

Share-based compensation	414,051	9,119,764	-

In March 2023, the Company has established the Employee Incentive Plan (the “Plan”) pursuant to which the right to subscribe for Class A Ordinary Shares may be granted to employees, advisors, directors, and consultants of the Company, who meet the eligibility criteria in accordance with the rules of the Plan. The Plan will subsist from March 2023 till the date of the listing of the Company on a securities exchange or till the date on which the Plan is terminated by the Employee Incentive Plan Committee of the Company, whichever is earlier.

15	Share-based compensation (continued)

Shares Options

In August and December 2023, the Company granted a total of 27,744 (given effect of the First Share Consolidation and Second Share Consolidation) Option Shares to certain employees under the Plan. In February 2024, the Option Shares were vested and exercised, the Company issued 27,744 Shares (given effect of the First Share Consolidation and Second Share Consolidation) Class A Ordinary of a nominal or par value of US$0.00016 each (given effect of the First Share Consolidation and Second Share Consolidation) to the employees of the Company pursuant to the Plan.

In June 2025, the Company granted the 8,000 (given effect of the Second Share Consolidation) Option Shares under the Plan and the stock options have an exercise price of US$6.90 (given effect of the Second Share Consolidation) per share.

In June 2025, the Company granted a total of 18,640 (given effect of the Second Share Consolidation) Option Shares to certain employees under the Plan. In addition, the options may be exercised upon the third anniversary from the grant date.

A summary of the share options activities for the years ended June 30, 2025 and 2024 is presented below:

		Weighted
	Number of	average grant
	shares	date fair value
Outstanding as of June 30, 2023	-	-
Granted	27,444	69.19
Exercised	(27,444)	69.19
Outstanding as of July 1, 2024	-	-
Granted	26,640	6.34
Exercised	-	-
Outstanding as of Jun 30, 2025	26,640	6.34
Vested and exercisable as of June 30, 2025	1,332	6.75
Expected to vest as of June 30, 2025	26,640	6.34

The fair value of the Class A Ordinary Shares issued to employees was measured using the Black-Scholes method. A summary of the measurement of the fair value and inputs at grant date is as follows:

	Years Ended June 30,
	2025	2024
Fair value at grant date (weighted average)	US$5.25	US$13.92
Exercise price at grant date (weighted average)	US$6.50	US$0.032
Expected volatility (weighted average)	144%	61.80%
Expected terms (years) (weighted average)	7	4
Expected dividend (weighted average)	-	-
Risk-free interest rate (weighted average)	4.33%	4.50%

Risk-free interest rate is estimated based on the yield curve of US Government Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of stock price return of comparable companies with a time horizon close to the expected term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the average period of time from the grant date to the exercise date or the forfeiture date.

During the year ended June 30, 2025 and 2024, the Company recognized share-based compensation of US$8,987 and US$1,919,700 respectively in the consolidated statements of operations and comprehensive loss. As of June 30, 2025 and 2024, there was US$159,917 and nil of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 2.86 years.

15	Share-based compensation (continued)

Share-based compensation to non-employees

In February 2024, the Company issued 520,281 (given effect of the First Share Consolidation and Second Share Consolidation) Class A Ordinary Shares issued to certain advisors of the Company in consideration for the past services to the Company in connection with the listing and business developments.

The fair value of the Class A Ordinary Shares issued to advisors was measured using probability-weighted-average method. The weighted average fair value of the Class A Ordinary Shares issued to advisors during the year ended was S$18.80 per share (given effect of the First Share Consolidation and Second Share Consolidation).

During the year ended June 30, 2024, the Company recognized share-based compensation of $7,200,064 in the consolidated statements of operations and comprehensive loss.

Restricted share units

In June 2025, the Company granted a total of 66,404 (given effect of the Second Share Consolidation) Restricted Shares to certain employees under the Plan. The Company is intended to align employee incentives with shareholder interests, attract and retain qualified personnel, and support long-term value creation. The fair value of restricted share units is based on the fair market value of the underlying ordinary shares on the date of grant.

The following table summarized the Company’s restricted share unit activities during the year ended June 30, 2025:

		Weighted
	Number of	average grant
	shares	date fair value
Unvested as of Jul 1, 2024	-	-
Granted	66,404	6.10
Vested	66,404	6.10
Unvested as of Jun 30, 2025	-	-

As of June 30, 2025, a total of 66,404 (given effect of the Second Share Consolidation) Class A Ordinary Shares had been granted and vested under the 2025 ESOS at an exercise price of US$6.10 (given effect of the Second Share Consolidation) per share.

During the year ended June 30, 2025, the Company recognised share-based compensation of US$405,064 for restricted shares in the consolidated statements of operations and comprehensive loss. As of June 30, 2025, there was no outstanding unvested restricted shares under the Plan.